Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay v. Performance

As discussed under “Compensation Discussion and Analysis above”, the Committee has implemented an executive compensation program designed to link a substantial part of each executive’s realized compensation to the achievement of the Company’s financial and operating objectives as well as to align executives’ pay with changes in the value of long-term stakeholder value. As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information regarding the compensation of our named executive officers and the Company’s performance.

							VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:(5)
YEAR(1)	SUMMARY COMPENSATION TABLE TOTAL FOR AGWUNOBI ($)(2)	COMPENSATION ACTUALLY PAID TO AGWUNOBI ($)(3)	SUMMARY COMPENSATION TABLE TOTAL FOR JOHNSON ($)(2)	COMPENSATION ACTUALLY PAID TO JOHNSON ($)(3)	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-CEO NAMED EXECUTIVE OFFICERS ($)(2)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-CEO NAMED EXECUTIVE OFFICERS ($)(4)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(6)	NET INCOME ($, Mil)	OPERATING INCOME(7) ($, Mil)
2024	N/A	N/A	13,207,519	6,835,411	4,144,988	665,508	14.03	114.10	254.3	502.1
2023	N/A	N/A	1,276,565	1,651,460	2,182,473	2,481,687	32.01	89.70	142.2	481.6
2022	8,178,230	(4,173,537)	10,339,018	10,733,195	2,715,872	240,055	31.21	113.44	321.3	610.5
2021	6,996,699	3,673,448	N/A	N/A	2,322,262	1,294,289	85.86	114.26	447.2	794.9
2020	7,235,342	11,642,492	392,317	(1,076,415)	2,580,788	3,628,532	100.8	113.88	372.6	797.9

(1)   The Principal Executive Officer and Named Executive Officer for the applicable years were as follows:

-     2024: Mr. Johnson served as the CEO for the entirety of 2024. John DeSimone served as CFO starting March 17, 2024, and Mr. Amezquita served as the CFO through such date. The Company’s other Named Executive Officers for 2024 were: Stephan Gratziani, Henry Wang and Frank Lamberti.

-     2023: Mr. Johnson served as the CEO for the entirety of 2023. The Company’s other Named Executive Officers for 2023 were: Alexander Amezquita, Henry Wang, Frank Lamberti and Ibelis Montesino.

-     2022: Mr. Johnson served as the CEO starting October 27, 2022, and Dr. John Agwunobi served as the CEO through such date. The Company’s other Named Executive Officers for 2022 were: Alexander Amezquita, Mark Schissel, Henry Wang, Frank Lamberti, John DeSimone and Robert Levy.

-     2021: Dr. John Agwunobi served as the CEO for the entirety of 2021. The Company’s other Named Executive Officers for 2021 were: John DeSimone, Alexander Amezquita, Alan Hoffman, Mark Schissel and David Pezzullo.

-     2020: Dr. John Agwunobi served as the CEO starting March 30, 2020 and Michael O. Johnson served as CEO through such date. The Company’s other Named Executive Officers for 2020 were: John DeSimone, David Pezzullo, Alexander Amezquita, Alan Hoffman and Shin-Shing Bosco Chiu.

(2)   Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year in the case of Dr. Agwunobi and Mr. Johnson and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the Company’s Named Executive Officers for the applicable year other than the principal executive officers for such years.

(3)   Amounts reported in this column represent the compensation actually paid to Dr. Agwunobi and Mr. Johnson, based on respective total compensation reported in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below:

(a)      Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year.

	Agwunobi	Johnson
	2024	2024
Summary Compensation Table — Total Compensation(a)	N/A	$13,207,519
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year(b)	N/A	$8,684,639
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year(c)	N/A	$6,175,927
+ Change in Fair Value from Prior Year End of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years(d)	N/A	$0
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year(e)	N/A	$684,651
+ Change in Fair Value from Prior Year End to the Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(f)	N/A	$(4,548,047)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year(g)	N/A	$0
= Compensation Actually Paid	N/A	$6,835,411

(b)     Represents the aggregate grant date fair value of the option awards and stock awards granted to the applicable Named Executive Officer during the indicated fiscal year, computed in accordance with FASB ASC 718.

(c)      Represents the aggregate fair value as of the indicated fiscal year-end of the applicable Named Executive Officer’s outstanding and unvested option awards and stock awards granted during such fiscal year, computed in accordance with FASB ASC 718.

(d)     Represents the aggregate change in fair value during the indicated fiscal year of the outstanding and unvested option awards and stock awards held by the applicable Named Executive Officer as of the last day of the indicated fiscal year, computed in accordance with FASB ASC 718 and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(e)      Represents the aggregate fair value at vesting of the option awards and stock awards that were granted to the applicable Named Executive Officer and vested during the indicated fiscal year, computed in accordance with FASB ASC 718.

(f)      Represents the aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award and stock award held by the applicable Named Executive Officer that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with FASB ASC 718.

(g)     Represents the aggregate fair value as of the last day of the prior fiscal year of the applicable Named Executive Officer’s option awards and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with FASB ASC 718.

(4)   Amounts reported in this column represent the compensation actually paid to the Company’s Named Executive Officers other than the individuals serving as principal executive officer in the indicated fiscal year, based on the average total compensation for such Named Executive Officers reported in the Summary Compensation Table for the indicated fiscal year and adjusted as shown in the table below:

Other Named Executive Officers Average(a)
2024
Summary Compensation Table — Total Compensation(b)	$4,144,988
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year(c)	$2,649,994
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year(d)	$1,496,179
+ Change in Fair Value from Prior Year End of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years(e)	$(959,938)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year(f)	$0
+ Change in Fair Value from Prior Year End to the Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(g)	$(761,085)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year(h)	$604,642
= Compensation Actually Paid	$665,508

(a)      Please see footnote 1 above for the Named Executive Officers included in the average for each indicated fiscal year.

(b)     Represents the average Total Compensation as reported in the Summary Compensation Table for the reported Named Executive Officers in the indicated fiscal year.

(c)      Represents the average aggregate grant date fair value of the option awards and stock awards granted to the reported Named Executive Officers during the indicated fiscal year, computed in accordance with FASB ASC 718.

(d)     Represents the average aggregate fair value as of the indicated fiscal year-end of the reported Named Executive Officers’ outstanding and unvested option awards and stock awards granted during such fiscal year, computed in accordance with FASB ASC 718.

(e)      Represents the average aggregate change in fair value during the indicated fiscal year of the outstanding and unvested option awards and stock awards held by the reported Named Executive Officers as of the last day of the indicated fiscal year, computed in accordance with FASB ASC 718 and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(f)      Represents the average aggregate fair value at vesting of the option awards and stock awards that were granted to the reported Named Executive Officers and vested during the indicated fiscal year, computed in accordance with FASB ASC 718.

(g)     Represents the average aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award and stock award held by the reported Named Executive Officers that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with FASB ASC 718.

(h)      Represents the average aggregate fair value as of the last day of the prior fiscal year of the reported Named Executive Officers’ option awards and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with FASB ASC 718.

(5)   Pursuant to rules of the SEC, the comparison assumes $100 was invested on December 31, 2019 in our common stock. Historic stock price performance is not necessarily indicative of future stock price performance.

(6)   The TSR Peer Group consists of Conagra Brands, Inc., The Hain Celestial Group, Inc., Nu Skin Enterprises, Inc., Post Holdings, Inc., Tupperware Brands Corporation and USANA Health Sciences, Inc., which is our peer group from our Annual Reports on Form 10-K for fiscal years ended December 31, 2022, December 31, 2021 and December 31, 2020. The Company updated its TSR Peer Group to be more representative of its product offerings and business model as disclosed in its Annual Report on Form 10-K for fiscal year ended December 31, 2023, which is effective for 2024 pay decisions. Such peer group consists of BellRing Brands, Inc., Conagra Brands, Inc., Medifast, Inc., Nu Skin Enterprises, Inc., Post Holdings Inc., The Hain Celestial Group, Inc., Tupperware Brands Corporation, and USANA Health Sciences, Inc.

(7)   For 2023, as described in the Compensation Discussion and Analysis, the Committee determined that Operating Income, as used under the Company’s 2023 annual incentive plan, continues to be viewed as a core driver of the Company’s performance and shareholder value creation and, accordingly, the Committee selected it as the Company-Selected Measure. Operating Income is presented as adjusted for bonus purposes, as discussed in the Compensation Discussion and Analysis relating to our annual incentive plan performance.

Company Selected Measure Name		Operating Income
Named Executive Officers, Footnote

(1)   The Principal Executive Officer and Named Executive Officer for the applicable years were as follows:

-     2024: Mr. Johnson served as the CEO for the entirety of 2024. John DeSimone served as CFO starting March 17, 2024, and Mr. Amezquita served as the CFO through such date. The Company’s other Named Executive Officers for 2024 were: Stephan Gratziani, Henry Wang and Frank Lamberti.

-     2023: Mr. Johnson served as the CEO for the entirety of 2023. The Company’s other Named Executive Officers for 2023 were: Alexander Amezquita, Henry Wang, Frank Lamberti and Ibelis Montesino.

-     2022: Mr. Johnson served as the CEO starting October 27, 2022, and Dr. John Agwunobi served as the CEO through such date. The Company’s other Named Executive Officers for 2022 were: Alexander Amezquita, Mark Schissel, Henry Wang, Frank Lamberti, John DeSimone and Robert Levy.

-     2021: Dr. John Agwunobi served as the CEO for the entirety of 2021. The Company’s other Named Executive Officers for 2021 were: John DeSimone, Alexander Amezquita, Alan Hoffman, Mark Schissel and David Pezzullo.

-     2020: Dr. John Agwunobi served as the CEO starting March 30, 2020 and Michael O. Johnson served as CEO through such date. The Company’s other Named Executive Officers for 2020 were: John DeSimone, David Pezzullo, Alexander Amezquita, Alan Hoffman and Shin-Shing Bosco Chiu.

Peer Group Issuers, Footnote		The TSR Peer Group consists of Conagra Brands, Inc., The Hain Celestial Group, Inc., Nu Skin Enterprises, Inc., Post Holdings, Inc., Tupperware Brands Corporation and USANA Health Sciences, Inc., which is our peer group from our Annual Reports on Form 10-K for fiscal years ended December 31, 2022, December 31, 2021 and December 31, 2020. The Company updated its TSR Peer Group to be more representative of its product offerings and business model as disclosed in its Annual Report on Form 10-K for fiscal year ended December 31, 2023, which is effective for 2024 pay decisions. Such peer group consists of BellRing Brands, Inc., Conagra Brands, Inc., Medifast, Inc., Nu Skin Enterprises, Inc., Post Holdings Inc., The Hain Celestial Group, Inc., Tupperware Brands Corporation, and USANA Health Sciences, Inc.
Adjustment To PEO Compensation, Footnote

(3)   Amounts reported in this column represent the compensation actually paid to Dr. Agwunobi and Mr. Johnson, based on respective total compensation reported in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below:

(a)      Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year.

	Agwunobi	Johnson
	2024	2024
Summary Compensation Table — Total Compensation(a)	N/A	$13,207,519
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year(b)	N/A	$8,684,639
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year(c)	N/A	$6,175,927
+ Change in Fair Value from Prior Year End of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years(d)	N/A	$0
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year(e)	N/A	$684,651
+ Change in Fair Value from Prior Year End to the Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(f)	N/A	$(4,548,047)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year(g)	N/A	$0
= Compensation Actually Paid	N/A	$6,835,411

(b)     Represents the aggregate grant date fair value of the option awards and stock awards granted to the applicable Named Executive Officer during the indicated fiscal year, computed in accordance with FASB ASC 718.

(c)      Represents the aggregate fair value as of the indicated fiscal year-end of the applicable Named Executive Officer’s outstanding and unvested option awards and stock awards granted during such fiscal year, computed in accordance with FASB ASC 718.

(d)     Represents the aggregate change in fair value during the indicated fiscal year of the outstanding and unvested option awards and stock awards held by the applicable Named Executive Officer as of the last day of the indicated fiscal year, computed in accordance with FASB ASC 718 and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(e)      Represents the aggregate fair value at vesting of the option awards and stock awards that were granted to the applicable Named Executive Officer and vested during the indicated fiscal year, computed in accordance with FASB ASC 718.

(f)      Represents the aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award and stock award held by the applicable Named Executive Officer that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with FASB ASC 718.

(g)     Represents the aggregate fair value as of the last day of the prior fiscal year of the applicable Named Executive Officer’s option awards and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with FASB ASC 718.

Non-PEO NEO Average Total Compensation Amount	[1]	$ 4,144,988	[2],[3]	$ 2,182,473	$ 2,715,872	$ 2,322,262	$ 2,580,788
Non-PEO NEO Average Compensation Actually Paid Amount	[4]	$ 665,508		2,481,687	240,055	1,294,289	3,628,532
Adjustment to Non-PEO NEO Compensation Footnote

(4)   Amounts reported in this column represent the compensation actually paid to the Company’s Named Executive Officers other than the individuals serving as principal executive officer in the indicated fiscal year, based on the average total compensation for such Named Executive Officers reported in the Summary Compensation Table for the indicated fiscal year and adjusted as shown in the table below:

Other Named Executive Officers Average(a)
2024
Summary Compensation Table — Total Compensation(b)	$4,144,988
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year(c)	$2,649,994
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year(d)	$1,496,179
+ Change in Fair Value from Prior Year End of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years(e)	$(959,938)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year(f)	$0
+ Change in Fair Value from Prior Year End to the Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(g)	$(761,085)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year(h)	$604,642
= Compensation Actually Paid	$665,508

(a)      Please see footnote 1 above for the Named Executive Officers included in the average for each indicated fiscal year.

(b)     Represents the average Total Compensation as reported in the Summary Compensation Table for the reported Named Executive Officers in the indicated fiscal year.

(c)      Represents the average aggregate grant date fair value of the option awards and stock awards granted to the reported Named Executive Officers during the indicated fiscal year, computed in accordance with FASB ASC 718.

(d)     Represents the average aggregate fair value as of the indicated fiscal year-end of the reported Named Executive Officers’ outstanding and unvested option awards and stock awards granted during such fiscal year, computed in accordance with FASB ASC 718.

(e)      Represents the average aggregate change in fair value during the indicated fiscal year of the outstanding and unvested option awards and stock awards held by the reported Named Executive Officers as of the last day of the indicated fiscal year, computed in accordance with FASB ASC 718 and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(f)      Represents the average aggregate fair value at vesting of the option awards and stock awards that were granted to the reported Named Executive Officers and vested during the indicated fiscal year, computed in accordance with FASB ASC 718.

(g)     Represents the average aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award and stock award held by the reported Named Executive Officers that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with FASB ASC 718.

(h)      Represents the average aggregate fair value as of the last day of the prior fiscal year of the reported Named Executive Officers’ option awards and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with FASB ASC 718.

Compensation Actually Paid vs. Total Shareholder Return

The table below shows the relationship between compensation actually paid to Mr. Johnson and Dr. Agwunobi and the average of the compensation actually paid to our other NEOs and our cumulative total shareholder return over the four fiscal years ending December 31, 2024:

Compensation Actually Paid vs. Net Income

The table below shows the relationship between compensation actually paid to Dr. Agwunobi and Mr. Johnson and the average of the compensation actually paid to our other NEOs and our Net Income and Operating Income over the four fiscal years ending December 31, 2024:

Compensation Actually Paid vs. Company Selected Measure

The table below shows the relationship between compensation actually paid to Dr. Agwunobi and Mr. Johnson and the average of the compensation actually paid to our other NEOs and our Net Income and Operating Income over the four fiscal years ending December 31, 2024:

Total Shareholder Return Vs Peer Group		The table below shows the relationship between our cumulative total shareholder return and that of our peer group, in each case over the four fiscal years ending December 31, 2024:
Tabular List, Table

The following is a list of financial performance and other measures, which in the Company’s assessment represent the most important financial and other performance measures used by the Company to link compensation actually paid to the Named Executive Officers for 2024, as further described under “Compensation Discussion and Analysis”:

•   Operating Income (used in the Company’s 2024 Annual Incentive Plan)

•   Adjusted EBIT (used in the Company’s 2022-2024 PSU grants)

• Local Currency Net Sales (used in the Company’s 2024 Annual Incentive Plan and 2022-2024 PSU grants)

Total Shareholder Return Amount	[5]	$ 14.03		32.01	31.21	85.86	100.8
Peer Group Total Shareholder Return Amount	[5],[6]	114.1		89.7	113.44	114.26	113.88
Net Income (Loss)		$ 254,300,000		$ 142,200,000	$ 321,300,000	$ 447,200,000	$ 372,600,000	[6]
Company Selected Measure Amount	[7]	502,100,000		481,600,000	610,500,000	794,900,000	797,900,000
Measure:: 1
Pay vs Performance Disclosure
Name		Operating Income (used in the Company’s 2024 Annual Incentive Plan)
Non-GAAP Measure Description		For 2023, as described in the Compensation Discussion and Analysis, the Committee determined that Operating Income, as used under the Company’s 2023 annual incentive plan, continues to be viewed as a core driver of the Company’s performance and shareholder value creation and, accordingly, the Committee selected it as the Company-Selected Measure. Operating Income is presented as adjusted for bonus purposes, as discussed in the Compensation Discussion and Analysis relating to our annual incentive plan performance.
Measure:: 2
Pay vs Performance Disclosure
Name		Adjusted EBIT (used in the Company’s 2022-2024 PSU grants)
Measure:: 3
Pay vs Performance Disclosure
Name		Local Currency Net Sales (used in the Company’s 2024 Annual Incentive Plan and 2022-2024 PSU grants)
Dr. John Agwunobi [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[1]		[8]		$ 8,178,230	$ 6,996,699	$ 7,235,342
PEO Actually Paid Compensation Amount	[9]				(4,173,537)	$ 3,673,448	$ 11,642,492
PEO Name						Dr. John Agwunobi	Dr. John Agwunobi
Dr. John Agwunobi [Member] | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[10]
Dr. John Agwunobi [Member] | Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[11]
Dr. John Agwunobi [Member] | Change in Fair Value from Prior Year End of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[12]
Dr. John Agwunobi [Member] | Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[13]
Dr. John Agwunobi [Member] | Change in Fair Value from Prior Year End to the Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[14]
Dr. John Agwunobi [Member] | Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[15]
Mr. Johnson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[1]	13,207,519	[8]	1,276,565	10,339,018		$ 392,317
PEO Actually Paid Compensation Amount	[9]	$ 6,835,411		$ 1,651,460	$ 10,733,195		$ (1,076,415)
PEO Name		Mr. Johnson		Mr. Johnson	Mr. Johnson
Mr. Johnson [Member] | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[10]	$ 8,684,639
Mr. Johnson [Member] | Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[11]	6,175,927
Mr. Johnson [Member] | Change in Fair Value from Prior Year End of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[12]	0
Mr. Johnson [Member] | Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[13]	684,651
Mr. Johnson [Member] | Change in Fair Value from Prior Year End to the Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[14]	(4,548,047)
Mr. Johnson [Member] | Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[15]	0
Other Named Executive Officers Average [Member]
Pay vs Performance Disclosure
Non-PEO NEO Average Compensation Actually Paid Amount	[2]	665,508
Non-PEO NEO | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[2],[16]	2,649,994
Non-PEO NEO | Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[2],[17]	1,496,179
Non-PEO NEO | Change in Fair Value from Prior Year End of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[2],[18]	(959,938)
Non-PEO NEO | Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[2],[19]	0
Non-PEO NEO | Change in Fair Value from Prior Year End to the Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[2],[20]	(761,085)
Non-PEO NEO | Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[2],[21]	$ 604,642

[1]	Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year in the case of Dr. Agwunobi and Mr. Johnson and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the Company’s Named Executive Officers for the applicable year other than the principal executive officers for such years.
[2]	Please see footnote 1 above for the Named Executive Officers included in the average for each indicated fiscal year.
[3]	Represents the average Total Compensation as reported in the Summary Compensation Table for the reported Named Executive Officers in the indicated fiscal year.
[4]	Amounts reported in this column represent the compensation actually paid to the Company’s Named Executive Officers other than the individuals serving as principal executive officer in the indicated fiscal year, based on the average total compensation for such Named Executive Officers reported in the Summary Compensation Table for the indicated fiscal year and adjusted as shown in the table below:
[5]	Pursuant to rules of the SEC, the comparison assumes $100 was invested on December 31, 2019 in our common stock. Historic stock price performance is not necessarily indicative of future stock price performance.
[6]	The TSR Peer Group consists of Conagra Brands, Inc., The Hain Celestial Group, Inc., Nu Skin Enterprises, Inc., Post Holdings, Inc., Tupperware Brands Corporation and USANA Health Sciences, Inc., which is our peer group from our Annual Reports on Form 10-K for fiscal years ended December 31, 2022, December 31, 2021 and December 31, 2020. The Company updated its TSR Peer Group to be more representative of its product offerings and business model as disclosed in its Annual Report on Form 10-K for fiscal year ended December 31, 2023, which is effective for 2024 pay decisions. Such peer group consists of BellRing Brands, Inc., Conagra Brands, Inc., Medifast, Inc., Nu Skin Enterprises, Inc., Post Holdings Inc., The Hain Celestial Group, Inc., Tupperware Brands Corporation, and USANA Health Sciences, Inc.
[7]	For 2023, as described in the Compensation Discussion and Analysis, the Committee determined that Operating Income, as used under the Company’s 2023 annual incentive plan, continues to be viewed as a core driver of the Company’s performance and shareholder value creation and, accordingly, the Committee selected it as the Company-Selected Measure. Operating Income is presented as adjusted for bonus purposes, as discussed in the Compensation Discussion and Analysis relating to our annual incentive plan performance.
[8]	Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year.
[9]	Amounts reported in this column represent the compensation actually paid to Dr. Agwunobi and Mr. Johnson, based on respective total compensation reported in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below:
[10]	Represents the aggregate grant date fair value of the option awards and stock awards granted to the applicable Named Executive Officer during the indicated fiscal year, computed in accordance with FASB ASC 718.
[11]	Represents the aggregate fair value as of the indicated fiscal year-end of the applicable Named Executive Officer’s outstanding and unvested option awards and stock awards granted during such fiscal year, computed in accordance with FASB ASC 718.
[12]	Represents the aggregate change in fair value during the indicated fiscal year of the outstanding and unvested option awards and stock awards held by the applicable Named Executive Officer as of the last day of the indicated fiscal year, computed in accordance with FASB ASC 718 and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
[13]	Represents the aggregate fair value at vesting of the option awards and stock awards that were granted to the applicable Named Executive Officer and vested during the indicated fiscal year, computed in accordance with FASB ASC 718.
[14]	Represents the aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award and stock award held by the applicable Named Executive Officer that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with FASB ASC 718.
[15]	Represents the aggregate fair value as of the last day of the prior fiscal year of the applicable Named Executive Officer’s option awards and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with FASB ASC 718.
[16]	Represents the average aggregate grant date fair value of the option awards and stock awards granted to the reported Named Executive Officers during the indicated fiscal year, computed in accordance with FASB ASC 718.
[17]	Represents the average aggregate fair value as of the indicated fiscal year-end of the reported Named Executive Officers’ outstanding and unvested option awards and stock awards granted during such fiscal year, computed in accordance with FASB ASC 718.
[18]	Represents the average aggregate change in fair value during the indicated fiscal year of the outstanding and unvested option awards and stock awards held by the reported Named Executive Officers as of the last day of the indicated fiscal year, computed in accordance with FASB ASC 718 and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
[19]	Represents the average aggregate fair value at vesting of the option awards and stock awards that were granted to the reported Named Executive Officers and vested during the indicated fiscal year, computed in accordance with FASB ASC 718.
[20]	Represents the average aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award and stock award held by the reported Named Executive Officers that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with FASB ASC 718.
[21]	Represents the average aggregate fair value as of the last day of the prior fiscal year of the reported Named Executive Officers’ option awards and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with FASB ASC 718.